Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	$ 25,865	$ 24,314	$ 26,181
SG&A expense	18,745	20,561	18,724
Other (income) and expense	873	802	(1,012)
Interest expense	1,155	1,288	1,344
Provision for/(benefit from) income taxes (Note H)	124	(1,360)	60
Net (income) loss	(5,743)	(5,590)	(9,431)
Other comprehensive income/(loss)		(740)	893
Other comprehensive income/(loss) (Note T)	4,839
Services.
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	19,147	17,689	19,009
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	6,184	6,048	6,467
Financing.
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	534	577	704
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	2,608	(2,638)	(663)
Reclassification/amortization, Net of Tax Amount	2,231	1,898	1,556
Other comprehensive income/(loss), Before Tax Amount	6,542	(1,206)	1,029
Other comprehensive income/(loss), Tax (Expense)/Benefit	(1,703)	466	(136)
Other comprehensive income/(loss)	6,103	(740)	893
Other comprehensive income/(loss) (Note T)	4,839
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	573	(965)	(10)
Other comprehensive income/(loss), Before Tax Amount	987	(1,500)	(39)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(414)	535	29
Other comprehensive income/(loss)	1,303	(965)	(10)
Other comprehensive income/(loss) (Note T)	573
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	0	(1)	1
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	0	0	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount	0	0	1
Other comprehensive income/(loss), Before Tax Amount	0	(1)	1
Other comprehensive income/(loss), Tax (Expense)/Benefit	0	0	0
Other comprehensive income/(loss)	0	0	1
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	344	(349)	(689)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(89)	89	167
Unrealized gains/(losses) arising during the period, Net of Tax Amount	256	(261)	(522)
Reclassification/amortization, Net of Tax Amount	183	(16)	59
Other comprehensive income/(loss), Before Tax Amount	587	(370)	(614)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(149)	94	151
Other comprehensive income/(loss)	438	(277)	(463)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense	24	0	(53)
Other (income) and expense	157	(101)	(39)
Interest expense	65	78	197
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Services.
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	(43)	(23)	(68)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	16	(2)	(51)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Financing.
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	22	27	89
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)	11	6	17
Net (income) loss	(32)	(18)	(50)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)	(3)	1	15
Net (income) loss	13	(2)	(37)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)	(6)	(7)	(22)
Net (income) loss	17	20	67
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)	(6)	0	14
Net (income) loss	19	0	(39)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)	(40)	25	10
Net (income) loss	118	(75)	(29)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)	(16)	(20)	(50)
Net (income) loss	49	58	148
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	1,780	(1,412)	(131)
Reclassification/amortization, Net of Tax Amount	2,049	1,914	1,496
Other comprehensive income/(loss), Before Tax Amount	4,969	664	1,681
Other comprehensive income/(loss), Tax (Expense)/Benefit	(1,140)	(163)	(316)
Other comprehensive income/(loss)	4,362	501	1,365
Other comprehensive income/(loss) (Note T)	3,828
Retirement-Related Benefit Plans, Prior Service Costs/(Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(51)	(37)	(73)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(1)	7	10
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(52)	(29)	(63)
Reclassification/amortization, Before Tax Amount	9	13	(9)
Reclassification/amortization, Tax (Expense)/Benefit	0	(1)	5
Reclassification/amortization, Net of Tax Amount	9	12	(4)
Retirement-Related Benefit Plans, Net Gains/(Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	2,433	(1,678)	(120)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(601)	295	52
Unrealized gains/(losses) arising during the period, Net of Tax Amount	1,832	(1,383)	(68)
Reclassification/amortization, Before Tax Amount	2,484	2,314	1,843
Reclassification/amortization, Tax (Expense)/Benefit	(528)	(451)	(371)
Reclassification/amortization, Net of Tax Amount	1,956	1,863	1,471
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	94	52	41
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(11)	(14)	(12)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	$ 83	$ 38	$ 29